Consolidated statement of profit or loss and other comprehensive loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 121,748	₨ 8,420,104	₨ 11,746,416	₨ 9,036,286
Other revenue	13,570	938,476	502,097	320,527
Total revenue	135,318	9,358,580	12,248,513	9,356,813
Other income	3,814	263,785	90,001	25,282
Service cost	61,926	4,282,803	4,930,757	4,179,486
Personnel expenses	36,874	2,550,214	2,902,840	2,115,308
Marketing and sales promotion expenses	11,712	809,996	4,153,920	2,457,242
Other operating expenses	57,487	3,975,805	3,285,530	2,217,887
Depreciation and amortization	8,412	581,746	425,600	275,587
Results from operations	(37,279)	(2,578,199)	(3,360,133)	(1,863,415)
Share of loss of joint venture	(185)	(12,772)	(10,559)	(9,441)
Finance income	597	41,310	91,912	139,158
Finance costs	(3,807)	(263,290)	(153,056)	(149,863)
Listing and related expense				(4,242,526)
Change in fair value of warrants - gain/ (loss)	24,106	1,667,193	(563,253)	230,111
Loss before taxes	(16,568)	(1,145,758)	(3,995,089)	(5,895,976)
Tax expense	(692)	(47,837)	(56,887)	(40,987)
Loss for the year	(17,260)	(1,193,595)	(4,051,976)	(5,936,963)
Items not to be reclassified to profit or loss in subsequent years (net of taxes)
Remeasurement loss on defined benefit plan	(80)	(5,526)	(4,860)	(8,140)
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences gain/ (loss)	(70)	(4,834)	(9,879)	44,997
Other comprehensive income / (loss) for the year, net of tax	(150)	(10,360)	(14,739)	36,857
Total comprehensive loss for the year, net of tax	(17,410)	(1,203,955)	(4,066,715)	(5,900,106)
Loss attributable to :
Owners of the Parent Company	(16,604)	(1,148,203)	(3,993,140)	(5,901,483)
Non-controlling interest	(656)	(45,392)	(58,836)	(35,480)
Total comprehensive loss attributable to :
Owners of the Parent Company	(16,753)	(1,158,484)	(4,007,784)	(5,864,482)
Non-controlling interest	$ (657)	₨ (45,471)	₨ (58,931)	₨ (35,624)
Loss per share
Basic | (per share)	$ (0.38)	₨ (26.37)	₨ (116.41)	₨ (237.89)
Diluted | (per share)	$ (0.39)	₨ (26.95)	₨ (116.41)	₨ (237.89)